Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2014
Registrant Name	DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
Central Index Key	0001171061
Amendment Flag	false
Document Creation Date	Aug. 27, 2014
Document Effective Date	Sep. 01, 2014
Prospectus Date	Sep. 01, 2014
Administrative Advantage Shares | Dreyfus Institutional Cash Advantage Fund | Administrative Advantage Shares
Risk/Return:
Trading Symbol	DDTXX
Institutional Advantage Shares | Dreyfus Institutional Cash Advantage Fund | Institutional Advantage Shares
Risk/Return:
Trading Symbol	DADXX
Investor Advantage Shares | Dreyfus Institutional Cash Advantage Fund | Investor Advantage Shares
Risk/Return:
Trading Symbol	DIVXX
Participant Advantage Shares | Dreyfus Institutional Cash Advantage Fund | Participant Advantage Shares
Risk/Return:
Trading Symbol	DPTXX